Share-Based Compensation (Schedule Of Performance Stock Units Average Closing Price) (Detail) (Minimum [Member], USD $)	12 Months Ended
Jun. 30, 2013
Tranche 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Price Target	$ 30.00
Tranche 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Price Target	$ 35.00
Tranche 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Price Target	$ 40.00
Tranche 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Price Target	$ 45.00
Tranche 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average Closing Price Target	$ 50.00